Derivatives - Derivative Balances (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets [Abstract]
Gross Derivative Assets	$ 688,600	$ 980,700
Less: Legally enforceable master netting agreements	(596,700)	(880,700)
Less: Cash collateral received/paid	(41,900)	(47,300)
Derivative assets	49,990	52,682
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	681,100	977,700
Less: Legally enforceable master netting agreements	(596,700)	(880,700)
Less: Cash collateral received/paid	(45,900)	(50,100)
Derivative liabilities	38,450	46,909
Interest Rate Swap
Notional Amount of Derivatives, [Abstract]
Contract/Notional	21,706,800	29,445,400
Derivative Assets [Abstract]
Gross Derivative Assets	447,000	667,000
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	442,000	658,900
Interest Rate Futures and Forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	6,237,600	8,958,100
Derivative Assets [Abstract]
Gross Derivative Assets	1,100	1,700
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,300	2,000
Interest Rate Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,313,800	1,721,400
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	57,600	85,400
Interest Rate Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	1,393,300	1,735,400
Derivative Assets [Abstract]
Gross Derivative Assets	58,900	85,600
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Foreign Exchange Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	2,149,900	2,159,100
Derivative Assets [Abstract]
Gross Derivative Assets	50,100	52,300
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	55,000	56,500
Foreign Exchange Spot Future and Forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	4,104,300	4,226,400
Derivative Assets [Abstract]
Gross Derivative Assets	47,200	70,400
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	46,100	72,600
Foreign Exchange Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	467,200	600,700
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	10,600	16,000
Foreign Exchange Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	439,900	584,600
Derivative Assets [Abstract]
Gross Derivative Assets	10,200	15,100
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Equity Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	201,200	193,700
Derivative Assets [Abstract]
Gross Derivative Assets	3,300	3,200
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	3,800	4,000
Equity Futures and Forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	72,800	67,200
Derivative Assets [Abstract]
Gross Derivative Assets	2,100	2,100
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,200	1,800
Equity Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	347,600	336,100
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	21,100	26,000
Equity Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	320,300	312,200
Derivative Assets [Abstract]
Gross Derivative Assets	23,800	27,900
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Commodity Swaps
Notional Amount of Derivatives, [Abstract]
Contract/Notional	47,000	74,300
Derivative Assets [Abstract]
Gross Derivative Assets	4,700	5,800
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	7,100	8,500
Commodity Futures and Forwards
Notional Amount of Derivatives, [Abstract]
Contract/Notional	45,600	79,400
Derivative Assets [Abstract]
Gross Derivative Assets	3,800	4,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	700	1,800
Commodity Options | Written options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	36,600	66,300
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	4,400	7,200
Commodity Options | Purchased options
Notional Amount of Derivatives, [Abstract]
Contract/Notional	37,400	69,300
Derivative Assets [Abstract]
Gross Derivative Assets	4,200	6,600
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Credit Default Swap | Purchased credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	928,300	1,094,800
Derivative Assets [Abstract]
Gross Derivative Assets	14,400	13,300
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	14,800	23,400
Credit Default Swap | Written credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	924,143	1,073,101
Derivative Assets [Abstract]
Gross Derivative Assets	15,300	24,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	13,124	11,870
Total return swaps/other | Purchased credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	26,400	44,300
Derivative Assets [Abstract]
Gross Derivative Assets	200	200
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,900	1,400
Total return swaps/other | Written credit derivatives
Notional Amount of Derivatives, [Abstract]
Contract/Notional	39,658	61,031
Derivative Assets [Abstract]
Gross Derivative Assets	2,300	500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	422	337
Trading and Other Risk Management Derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	679,100	969,900
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	676,800	975,100
Trading and Other Risk Management Derivatives | Interest Rate Swap
Derivative Assets [Abstract]
Gross Derivative Assets	439,600	658,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	440,800	658,400
Trading and Other Risk Management Derivatives | Interest Rate Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	1,100	1,700
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,300	2,000
Trading and Other Risk Management Derivatives | Interest Rate Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	57,600	85,400
Trading and Other Risk Management Derivatives | Interest Rate Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	58,900	85,600
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Trading and Other Risk Management Derivatives | Foreign Exchange Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	49,200	51,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	52,200	54,600
Trading and Other Risk Management Derivatives | Foreign Exchange Spot Future and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	46,000	68,900
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	45,800	72,400
Trading and Other Risk Management Derivatives | Foreign Exchange Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	10,600	16,000
Trading and Other Risk Management Derivatives | Foreign Exchange Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	10,200	15,100
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Trading and Other Risk Management Derivatives | Equity Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	3,300	3,200
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	3,800	4,000
Trading and Other Risk Management Derivatives | Equity Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	2,100	2,100
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,200	1,800
Trading and Other Risk Management Derivatives | Equity Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	21,100	26,000
Trading and Other Risk Management Derivatives | Equity Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	23,800	27,900
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Trading and Other Risk Management Derivatives | Commodity Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	4,700	5,800
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	7,100	8,500
Trading and Other Risk Management Derivatives | Commodity Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	3,800	4,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	700	1,800
Trading and Other Risk Management Derivatives | Commodity Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	4,400	7,200
Trading and Other Risk Management Derivatives | Commodity Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	4,200	6,600
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Trading and Other Risk Management Derivatives | Credit Default Swap | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	14,400	13,300
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	14,800	23,400
Trading and Other Risk Management Derivatives | Credit Default Swap | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	15,300	24,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	13,100	11,900
Trading and Other Risk Management Derivatives | Total return swaps/other | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	200	200
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,900	1,400
Trading and Other Risk Management Derivatives | Total return swaps/other | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	2,300	500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	400	300
Qualifying Accounting Hedges
Derivative Assets [Abstract]
Gross Derivative Assets	9,500	10,800
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	4,300	2,600
Qualifying Accounting Hedges | Interest Rate Swap
Derivative Assets [Abstract]
Gross Derivative Assets	7,400	8,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	1,200	500
Qualifying Accounting Hedges | Interest Rate Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Interest Rate Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Interest Rate Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Foreign Exchange Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	900	800
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	2,800	1,900
Qualifying Accounting Hedges | Foreign Exchange Spot Future and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	1,200	1,500
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	300	200
Qualifying Accounting Hedges | Foreign Exchange Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Foreign Exchange Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Equity Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Equity Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Equity Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Equity Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Commodity Swaps
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Commodity Futures and Forwards
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Commodity Options | Written options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Commodity Options | Purchased options
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Credit Default Swap | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Credit Default Swap | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Total return swaps/other | Purchased credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	0	0
Qualifying Accounting Hedges | Total return swaps/other | Written credit derivatives
Derivative Assets [Abstract]
Gross Derivative Assets	0	0
Derivative Liabilities [Abstract]
Gross Derivative Liabilities	$ 0	$ 0